Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income	$ 48,515,730	$ 126,356,264	$ 156,997,595
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	48,515,730	126,356,264	156,997,595
Interest expense associated with the Convertible Note	2,690,572	798,984	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	$ 51,206,302	$ 127,155,248	$ 156,997,595
Denominator:
Number of shares outstanding, basic	151,935,765	145,733,028	144,258,862
Convertible Note (Note 12)	24,561,789	2,038,808	0
Stock options	620,681	1,692,720	472,152
Number of shares outstanding-diluted	177,118,235	149,464,556	144,731,014
Basic earnings per share	$ 0.32	$ 0.87	$ 1.09
Diluted earnings per share	$ 0.29	$ 0.85	$ 1.08
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	4,086,084	1,123,723	2,945,360